Financing Lease Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Financing Lease Obligations
Schedule of Lease Obligations

Lease obligations at June 30, 2021 and December 31, 2020 consisted of the following:

	June 30,	December 31,
	2021	2020

Lease obligations	$3,087,178	$2,352,878
Less current portion	(1,532,320)	(1,426,425)
Long-term portion	$1,554,858	$926,453

Lease obligations at December 31, 2020 and 2019 consisted of the following:

	2020	2019

Lease obligations	$2,352,878	$2,400,565
Less current portion	(1,426,425)	(1,416,446)
Long-term portion	$926,453	$984,119

Schedule of Outstanding Lease Obligations

A roll-forward of lease obligations from December 31, 2020 to June 30, 2021 is below:

Lease obligations, December 31, 2020	$2,352,878
New lease obligations	3,049,261
Disposal of leased vehicles	(243,009)
Payments on lease obligations	(2,071,952)
Lease obligations, June 30, 2021	$3,087,178

A rollforward of lease obligations from December 31, 2018 to December 31, 2020 is below:

Lease obligations, December 31, 2018	$3,790,147
New lease obligations	1,159,470
Disposal of leased vehicles	(769,009)
Payments on lease obligations	(1,780,043)
Lease obligations, December 31, 2019	2,400,565
New lease obligations	3,705,417
Disposal of leased vehicles	(975,215)
Lease obligation converted to note payable	(355,438)
Payments on lease obligations	(2,422,451)
Lease obligations, December 31, 2020	$2,352,878

Schedule of Future Lease Obligations

Future payments under lease obligations are as follows:

Twelve Months Ending June 30,
2022	$1,663,320
2023	1,099,666
2024	540,146
Total payments	3,303,132
Amount representing interest	(215,954)
Lease obligation, net	$3,087,178

Future payments under lease obligations are as follows:

Years ending December 31,
2021	$1,531,108
2022	769,619
2023	210,219
Total payments	2,510,946
Amount representing interest	(158,068)
Lease obligation, net	$2,352,878